Financial instruments - fair values - Summary of cash flows for financial liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	€ 221,216	€ 404,594
Non-derivative financial liabilities, undiscounted cash flows	224,318	413,206
Trade Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	77,651	75,249
Non-derivative financial liabilities, undiscounted cash flows	77,651	75,249
Accruals [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	57,279	61,620
Non-derivative financial liabilities, undiscounted cash flows	57,279	61,620
Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	1,106	2,132
Non-derivative financial liabilities, undiscounted cash flows	1,106	2,132
Customer Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	51,959	43,709
Non-derivative financial liabilities, undiscounted cash flows	51,959	43,709
Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	16,249	9,072
Non-derivative financial liabilities, undiscounted cash flows	19,236	11,374
Contingent consideration [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	13,200	2,089
Non-derivative financial liabilities, undiscounted cash flows	13,200	2,089
Interest Bearing Loans and Borrowings Principal [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	3,327	200,417
Non-derivative financial liabilities, undiscounted cash flows	3,327	200,416
Interest BearingLoans and Borrowings Interest [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	445	10,306
Non-derivative financial liabilities, undiscounted cash flows	560	16,617
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	210,060	371,203
Not later than one year [member] | Trade Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	77,651	75,249
Not later than one year [member] | Accruals [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	57,279	61,620
Not later than one year [member] | Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,106	2,132
Not later than one year [member] | Customer Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	51,959	43,709
Not later than one year [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,746	2,586
Not later than one year [member] | Contingent consideration [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	13,200	2,089
Not later than one year [member] | Interest Bearing Loans and Borrowings Principal [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,563	174,568
Not later than one year [member] | Interest BearingLoans and Borrowings Interest [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	556	9,250
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	6,190	2,568
Later than one year and not later than two years [member] | Trade Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Accruals [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Customer Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,422	2,568
Later than one year and not later than two years [member] | Contingent consideration [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Interest Bearing Loans and Borrowings Principal [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	764	0
Later than one year and not later than two years [member] | Interest BearingLoans and Borrowings Interest [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	4	0
Later than three years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,914	39,435
Later than three years and not later than five years [member] | Trade Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [member] | Accruals [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [member] | Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [member] | Customer Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,914	6,220
Later than three years and not later than five years [member] | Contingent consideration [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years [member] | Interest Bearing Loans and Borrowings Principal [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	25,848
Later than three years and not later than five years [member] | Interest BearingLoans and Borrowings Interest [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	7,367
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	154	0
Later than five years [member] | Trade Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [member] | Accruals [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [member] | Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [member] | Customer Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [member] | Lease liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	154	0
Later than five years [member] | Contingent consideration [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [member] | Interest Bearing Loans and Borrowings Principal [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than five years [member] | Interest BearingLoans and Borrowings Interest [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	€ 0
Parent [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	1,575,995
Non-derivative financial liabilities, undiscounted cash flows	1,575,995
Parent [member] | Trade Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	3,187
Non-derivative financial liabilities, undiscounted cash flows	3,187
Parent [member] | Accruals [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	907,063
Non-derivative financial liabilities, undiscounted cash flows	907,063
Parent [member] | Loans and Borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	665,745
Non-derivative financial liabilities, undiscounted cash flows	665,745
Parent [member] | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,575,995
Parent [member] | Not later than one year [member] | Trade Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,187
Parent [member] | Not later than one year [member] | Accruals [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	907,063
Parent [member] | Not later than one year [member] | Loans and Borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	665,745
Parent [member] | Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Parent [member] | Later than one year and not later than two years [member] | Trade Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Parent [member] | Later than one year and not later than two years [member] | Accruals [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Parent [member] | Later than one year and not later than two years [member] | Loans and Borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Parent [member] | Later than three years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Parent [member] | Later than three years and not later than five years [member] | Trade Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Parent [member] | Later than three years and not later than five years [member] | Accruals [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Parent [member] | Later than three years and not later than five years [member] | Loans and Borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Parent [member] | Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Parent [member] | Later than five years [member] | Trade Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Parent [member] | Later than five years [member] | Accruals [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0
Parent [member] | Later than five years [member] | Loans and Borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 0